Financial Assets and Financial Liabilities - Description of Significant Unobservable Inputs to Valuation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Liquidity discount	30.00%	30.00%
Other equity securities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Valuation technique	Market Approach Method
Significant unobservable inputs	Liquidity Discount
Liquidity discount	30.00%	30.00%
Sensitivity of the input to fair value	5% decrease in the discount would increase in fair value by $209	5% decrease in the discount would increase in fair value by $162
Increase in fair value due to a decrease in the liquidity discount	$ 209	$ 162